Preferred Stock Subject to Redemption (Details)	1 Months Ended					12 Months Ended
	Jan. 31, 2023 shares	Nov. 30, 2022 shares	Oct. 31, 2022 shares	Sep. 30, 2022 shares	Jan. 31, 2022 shares	Dec. 31, 2022 USD ($) debtInstrument day vote $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Mar. 31, 2023 $ / shares shares
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)						5,000,000	5,000,000		5,000,000
Preferred stock, par value (in dollars per share) | $ / shares						$ 0.0001	$ 0.0001		$ 0.0001
Issuance of shares for acquisition | $							$ 15,067,211
Impossible Aerospace
Class of Stock [Line Items]
Acquisition assets | $								$ 5,848,013
Vayu
Class of Stock [Line Items]
Acquisition assets | $							$ 6,653,309
Series C Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)						2,028,572
Preferred stock, par value (in dollars per share) | $ / shares						$ 3.50
Dividends | $						$ 0
Liquidation preference period prior to payment						45 days
Preferred stock, convertible, conversion price ( In dollars per share) | $ / shares						$ 3.50
Number of business days | debtInstrument						3
Redemption price per share | $ / shares						$ 3.50
Stock converted (in shares)					10,149
Preferred stock, shares outstanding (in shares)						0	10,149
Series C Preferred Stock | Impossible Aerospace
Class of Stock [Line Items]
Issuance of shares of series C preferred stock for acquisition (in shares)								1,714,286
Series C Preferred Stock | Vayu
Class of Stock [Line Items]
Issuance of shares of series C preferred stock for acquisition (in shares)							1,432,224
Class A Common Stock
Class of Stock [Line Items]
Preferred stock voting conversion basis | vote						1
Period of trading days						5 days
Sale of shares, holders percentage						25.00%
Period of holder, automatic conversion						90 days
Class A Common Stock | Impossible Aerospace
Class of Stock [Line Items]
Stock converted (in shares)						1,714,286	1,704,137
Accretion expense | $						$ 0	$ 69,661
Class A Common Stock | Vayu
Class of Stock [Line Items]
Stock converted (in shares)							1,353,570
Accretion expense | $						$ 0	$ 615,170
Class C Common Stock
Class of Stock [Line Items]
Sale of shares, holders percentage						25.00%
Period of holder, automatic conversion						120 days
Stock converted (in shares)	1,428	22,662	201,806	37,500
Series D Preferred Stock
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)						1,628,572
Preferred stock, par value (in dollars per share) | $ / shares						$ 3.50
Dividends | $						$ 0
Preferred stock voting conversion basis | vote						1
Liquidation preference period prior to payment						45 days
Preferred stock, convertible, conversion price ( In dollars per share) | $ / shares						$ 3.50
Period of trading days						5 days
Number of business days | day						3
Redemption price per share | $ / shares						$ 3.50
Stock converted (in shares)					78,674
Series D Preferred Stock | Vayu
Class of Stock [Line Items]
Preferred stock, shares outstanding (in shares)						78,674	0